Cover	Mar. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2022
Entity File Number	0-14443
Entity Registrant Name	INTERNATIONAL BALER CORPORATION
Entity Central Index Key	0000781902
Entity Tax Identification Number	13-2842056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5400 Rio Grande Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32254
City Area Code	(904)
Local Phone Number	358-3812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value per share
Trading Symbol	IBAL
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable